Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]

	December 31, 2013			December 31, 2012
	Carrying Amount		Estimated Fair Value	Carrying Amount		Estimated Fair Value
Mortgage notes payable	$4,449,734		$4,545,283	$3,102,485		$3,256,940
Mezzanine notes payable	311,040		311,064	—		—
Unsecured senior notes	5,835,854		6,050,517	4,639,528		5,162,486
Unsecured exchangeable senior notes	744,880	(1)	750,266	1,170,356	(1)	1,278,554
Total	$11,341,508		$11,657,130	$8,912,369		$9,697,980
 _______________

(1)	Includes the net adjustment for the equity component allocation totaling approximately $2.4 million and $25.5 million at December 31, 2013 and December 31, 2012, respectively.

Gaap Reconciliation Of Net Income To Taxable Income, Table [Table Text Block]
The following table reconciles GAAP net income attributable to Boston Properties, Inc. to taxable income:

	For the year ended December 31,
	2013	2012	2011
	(in thousands)
Net income attributable to Boston Properties, Inc.	$749,811	$289,650	$272,679
Straight-line rent adjustments	(74,445)	(80,281)	(77,422)
Book/Tax differences from depreciation and amortization	170,370	105,599	117,675
Book/Tax differences on gains/losses from capital transactions	(124,413)	(22,408)	(38,443)
Book/Tax differences from stock-based compensation	42,146	19,660	827
Other book/tax differences, net	(12,797)	35,461	29,389
Taxable income	$750,672	$347,681	$304,705

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table summarizes the scheduled amortization of the Company's acquired “above-” and “below-market” lease intangibles for each of the five succeeding years (in thousands).

	Acquired Above-Market Lease Intangibles	Acquired Below-Market Lease Intangibles
2014	$23,669	$61,700
2015	22,758	55,207
2016	20,576	52,461
2017	12,279	40,346
2018	8,637	37,774
The following table summarizes the scheduled amortization of the Company's acquired in-place lease intangibles for each of the five succeeding years (in thousands).

Acquired In-Place Lease Intangibles
2014	$91,903
2015	66,716
2016	55,083
2017	41,106
2018	36,306

Schedule Of Future Contractual Minimum Lease Payments Under Non-Cancelable Ground Leases [Table Text Block]

Years Ending December 31,	(in thousands)
2014	$13,184
2015	13,507
2016	13,732
2017	13,963
2018	14,198
Thereafter	899,187

Tax Treatment Of Common Dividends Per Share For Federal Tax Purposes, Table [Table Text Block]
The tax treatment of common dividends per share for federal income tax purposes is as follows:

	For the year ended December 31,
	2013			2012				2011
	Per Share		%	Per Share		%		Per Share		%
Ordinary income	$2.31		48.71%	$2.29	0.5839	96.45%	0.9093	$2.06	0.9093	97.39%
Capital gain income	2.44		51.29%	0.08	—	3.55%	—	0.05	—	2.61%
Total	$4.75	(1)	100.00%	$2.37		100.00%		$2.11	1	100.00%

(1) The fourth quarter 2013 dividend of $2.90 per common share consists of a $2.25 per common share special dividend and a $0.65 per common share regular quarterly dividend of which approximately $2.44 per common share was allocable to 2013 and approximately $0.46 per common share is allocable to 2014.

Property, Plant and Equipment [Table Text Block]
Depreciation is computed on a straight-line basis over the estimated useful lives of the assets as follows:

Land improvements	25 to 40 years
Buildings and improvements	10 to 40 years
Tenant improvements	Shorter of useful life or terms of related lease
Furniture, fixtures, and equipment	3 to 7 years